11. Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments
Amounts due as of March 31, 2019	Operating Leases
2019	$84,297
2020	100,088
2021	43,234
Total minimum lease payments	$227,619
Less: effect of discounting	(28,884)
Present value of future minimum lease payments	$198,735
Less: current obligations under leases	(83,118)
Long-term lease obligations	$115,617

2019	36,807
Total	36,807